THE GOLD BULLION STRATEGY VIT PORTFOLIO
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 41.5%
	COMMODITY - 1.7%
1,862	SPDR Gold Shares(a),(b)			$ 383,051

	FIXED INCOME - 39.8%
44,180	iShares 0-3 Month Treasury Bond ETF			4,449,368
48,470	SPDR Bloomberg 1-3 Month T-Bill ETF			4,449,545
				8,898,913

	TOTAL EXCHANGE-TRADED FUNDS (Cost $9,255,437)			9,281,964

	SHORT-TERM INVESTMENTS — 53.7%
	MONEY MARKET FUNDS - 53.7%
2,129,177	DWS Government Money Market Series, Institutional Class, 5.26%(c)			2,129,177
2,129,177	Fidelity Government Portfolio, Class I, 5.21%(c)			2,129,177
2,129,177	First American Government Obligations Fund, Class Z, 5.19%(c)			2,129,177
3,475,659	First American Government Obligations Fund, Class Z, 5.19%(b)(c)			3,475,659
2,129,177	Invesco Treasury Portfolio, Institutional Class, 5.21%(c)			2,129,177
	TOTAL MONEY MARKET FUNDS (Cost $11,992,367)			11,992,367

	TOTAL SHORT-TERM INVESTMENTS (Cost $11,992,367)			11,992,367

	TOTAL INVESTMENTS - 95.2% (Cost $21,247,804)			$ 21,274,331
	OTHER ASSETS IN EXCESS OF LIABILITIES- 4.8%			1,072,328
	NET ASSETS - 100.0%			$ 22,346,659

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
99	COMEX Gold 100 Troy Ounces Futures(b)	06/26/2024	$ 22,194,810	$ 621,690
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of this investment is a holding of the GBSP Fund Ltd.
(c)	Rate disclosed is the seven-day effective yield as of March 31, 2024.